Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax benefit at statutory federal rate	$ (33,480)	$ (29,309)	$ (40,999)
Research and development credits	(4,723)	(4,064)	(1,858)
Other changes in valuation allowance	36,379	42,902	(35,783)
Nondeductible/nontaxable items	1,429	108	738
Other	395	(153)	224
Sale of intellectual property	0	(14,008)	14,008
Foreign rate differential and withholding taxes	0	2,370	767
Impact of the Tax Reform Act	0	5,154	62,903
Income tax provision	$ 0	$ 3,000	$ 0